LONG-TERM DEBT	6 Months Ended
Jun. 30, 2012
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. The 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of material and certain other subsidiaries of the Company to incur indebtedness. The 2010 Notes also require the Company to maintain the same financial ratios and same minimum tangible net worth as under the Credit Facility. The Company was in compliance with these covenants as at June 30, 2012.

  On August 4, 2011, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2014 to June 22, 2016. The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth. The Company was in compliance with these covenants as at June 30, 2012. During the three months ended June 30, 2012, the Company repaid nil, net, on the Credit Facility (2011 — repaid nil, net). At June 30, 2012, the Credit Facility was drawn down by $230.0 million (December 31, 2011 — $320.0 million).

  Total long-term debt interest costs incurred during the three and six months ended June 30, 2012 was $10.9 million (2011 — $10.3 million) and $22.4 million (2011 — $20.3 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and six months ended June 30, 2012 was $0.3 million (2011 — $0.2 million) and $0.5 million (2011 — $0.2 million), respectively. The outstanding long-term debt balance as at June 30, 2012 relates to the $600.0 million in outstanding notes and the $230.0 million outstanding on the Credit Facility.